File No. 333- 276543
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	1	/X/
Post-Effective Amendment No.		/ /

(Check appropriate box or boxes)

IVY VARIABLE INSURANCE PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Taylor Brody, Esq.
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8071
(215) 564-8099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class II shares, $0.001 par value, of the Delaware Ivy VIP Global Growth and Class I and Class II shares, $0.001 par value, of the Delaware Ivy VIP International Core Equity. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Proxy Statement/Prospectus
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

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DELAWARE VIP GLOBAL EQUITY
DELAWARE VIP INTERNATIONAL SERIES

100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Proxy Statement/Prospectus is being provided to you in conjunction with a Special Meeting of Shareholders for the Acquired Fund listed below to be held via live webstream on March 25 , 2024, at 1:30pm ET, to consider the proposed reorganization of your Fund as described further below. The specific details and reasons for the proposed reorganizations are discussed in the enclosed combined Proxy Statement/Prospectus. Please read it carefully.

The Boards of Trustees (each, a “Board” and together, the “Boards”) of each Acquired Trust listed below, on behalf of each of Delaware VIP Global Equity and Delaware VIP International Series (each, an “Acquired Fund”) have approved an Agreement and Plan of Reorganization, subject to shareholder approval, pursuant to which each Acquired Fund is proposed to be reorganized with and into a corresponding Fund (each, an “Acquiring Fund”), as follows (each, a “Reorganization” and together, the “Reorganizations”), on or about April 26, 2024 (“Reorganization Date”):

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware VIP Global Equity	Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth *	Ivy Variable Insurance Portfolios
Delaware VIP International Series	Delaware VIP Trust	Delaware Ivy VIP International Core Equity **	Ivy Variable Insurance Portfolios
* To be renamed Macquarie VIP Global Growth Series on or about May 1, 2024.
** To be renamed Macquarie VIP International Core Equity Series on or about May 1, 2024.

After careful consideration, the Board of each Acquired Trust unanimously approved each proposed Reorganization and recommends that shareholders vote “FOR” the proposal relating to the Reorganization of your Fund.

While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged EQ Fund Solutions (“EQ”), a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares , you may be contacted, such as by telephone, mail, or email, urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on March 25, 2024 . If you have more than one account registered in your name, you will receive a separate proxy card/voting instruction form for each account. Please vote and return each proxy card/voting instruction form that you receive or take advantage of the telephonic or electronic voting procedures described in the proxy card(s)/voting instruction form(s). Please help your Fund avoid the expense of a follow-up mailing by voting today.

The Proxy Statement/Prospectus discusses the Reorganizations and provides you with information that you should consider prior to casting your vote.  The Board of each Acquired Trust approved the Reorganizations for its respective Acquired Fund and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.  The attached proxy card/voting instruction form seeks your vote in favor of the proposed Reorganization of your Fund. Each Reorganization is a separate transaction, and neither Reorganization is contingent upon the approval of the other Reorganization described herein.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the corresponding Acquiring Fund. The enclosed Proxy Statement/Prospectus provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization.

These materials also include a proxy card/voting instruction form, which is, in essence, a ballot.  If you complete, sign and return a proxy card/voting instruction form, we’ll vote your proxy exactly as you tell us.  If you simply sign and return your
i

proxy card/voting instruction form without indicating how your shares are to be voted, we’ll vote your proxy in proportion to the voting instructions, including abstentions, which are received, as further described in the Proxy Statement/Prospectus.

We urge you to review carefully the Reorganization proposals in the Proxy Statement/Prospectus.  Then, fill out the proxy card/voting instruction form and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards/voting instruction forms promptly, additional costs of having to conduct additional solicitation or mailings may be avoided. If you have any questions on how to cast your vote or would like to quickly vote your shares, call EQ, our proxy solicitor, toll free at (866) 721-1324.

DELAWARE VIP GLOBAL EQUITY
DELAWARE VIP INTERNATIONAL SERIES

100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on March 25 , 2024
To the Shareholders of Delaware VIP Global Equity and Delaware VIP International Series:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Delaware VIP Global Equity and Delaware VIP International Series (each, an “Acquired Fund”) will be held via live webstream on March 25 , 2024 at 1:30pm ET. As described further below, the shareholders of each Acquired Fund are being asked to approve an Agreement and Plan of Reorganization with respect to that Fund. Each Reorganization is a separate transaction, and neither Reorganization is contingent upon the approval of the other Reorganization described herein.

The Meeting is being called for the following purposes:
For Delaware VIP Global Equity shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware VIP Global Equity and Delaware Ivy VIP Global Growth, that provides for: (i) the acquisition of substantially all of the assets of Delaware VIP Global Equity by Delaware Ivy VIP Global Growth in exchange solely for shares of Delaware Ivy VIP Global Growth; (ii) the distribution of such shares to the shareholders of Delaware VIP Global Equity; and (iii) the complete liquidation and dissolution of Delaware VIP Global Equity.
For Delaware VIP International Series shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware VIP International Series and Delaware Ivy VIP International Core Equity, that provides for: (i) the acquisition of substantially all of the assets of Delaware VIP International Series by Delaware Ivy VIP International Core Equity in exchange solely for shares of Delaware Ivy VIP International Core Equity; (ii) the distribution of such shares to the shareholders of Delaware VIP International Series; and (iii) the complete liquidation and dissolution of Delaware VIP International Series.
To transact such other business as may properly come before the Meeting.
A copy of the form of the Plan, which more completely sets forth the terms of each proposed Reorganization, is attached as Exhibit A to the Proxy Statement/Prospectus.
Shareholders of record as of the close of business on February 14, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting and any adjournment or postponement of the Meeting.  Each shareholder will be entitled to vote only with respect to a Reorganization involving any Acquired Fund in which the shareholder held shares as of the Record Date.
Each Acquired Trust sells its shares only to the separate accounts of certain select insurance companies (“Participating Insurance Companies”) to fund certain variable life insurance policies and variable annuity contracts (“Policies”).  These shares are currently sold only to variable life insurance separate accounts and variable annuity separate accounts (collectively referred to as the “Variable Accounts”) as a funding vehicle for the Policies offered by the Variable Accounts of Participating Insurance Companies. Each of the Variable Accounts has a sub-account (“Sub-Account”), the assets of which are invested in shares of the Acquired Funds.

Owners of the Policies issued by each Participating Insurance Company (“Policyowners”) who select a portfolio for investment through a Variable Account have a beneficial interest in an Acquired Fund, but do not invest directly in or hold shares of an Acquired Fund. The Participating Insurance Company that uses an Acquired Fund as an investment option is, in most cases, the actual shareholder of the Acquired Fund and, as the legal owner of the Acquired Fund’s shares, has voting power with respect to the shares.  Each Participating Insurance Company is the legal owner of all Acquired Fund shares held by the Variable Accounts of that Participating Insurance Company. In accordance with its view of applicable law, each Participating Insurance

Company is soliciting voting instructions from its Policyowners with respect to all matters to be acted upon at the Meeting. The Policyowners permitted to give instructions for the Acquired Funds and the number of Fund shares for which instructions may be given will be determined as of the Record Date for the Meeting.

For purposes of this Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Policyowners and to Variable Accounts and Participating Insurance Companies, as direct owners of shares of the Acquired Funds, and any other direct shareholders of the Acquired Funds, unless the context otherwise requires.

The Meeting will be conducted exclusively via live webstream. Any shareholder wishing to participate in the Meeting virtually can do so. If you were a record holder of the Acquired Fund shares as of the Record Date, please send an email to the Acquired Funds’ proxy solicitor, EQ Fund Solutions (“EQ”), at attendameeting@equiniti.com no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email. EQ will then email you the credentials to the live webstream and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund’s name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials for the live webstream and instructions for voting during the Meeting. The live webstream credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call EQ at (866) 721-1324. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (866) 721-1324.

Whether or not you plan to attend the Meeting via live webstream, your vote is needed.

Attendance at the Meeting will be limited to shareholders of the Acquired Fund as of the close of business on the Record Date. You are entitled to receive notice of, and to vote at, the Meeting and any adjournment or postponement of the Meeting, even if you no longer hold shares of an Acquired Fund. Your vote is important no matter how many shares you own. It is important that your vote be received no later than the time of the Meeting.

Voting is quick and easy. Everything you need is enclosed. You may vote by completing and returning your proxy card/voting instruction form in the enclosed postage-paid return envelope, by calling the toll-free telephone number listed on the enclosed proxy card/voting instruction form, or by visiting the Internet website listed on the enclosed proxy card/voting instruction form. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card/voting instruction form you receive. If we do not hear from you, our proxy solicitor, EQ, may contact you. This will ensure that your vote is counted even if you cannot or do not wish to attend the Meeting. If you have any questions about the proposals or how to vote, you may call EQ at (866) 721-1324 and a representative will assist you.
By Order of the Boards of Trustees of
Ivy Variable Insurance Portfolios and Delaware VIP Trust,

/s/ Shawn K. Lytle
Shawn K. Lytle
President
February 27, 2024

Important Notice Regarding the Availability of Proxy Materials for the Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus are available at https://vote.proxyonline.com/delaware/docs/VIP2024.pdf

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

THE REORGANIZATIONS	3
What am I being asked to vote upon?	3
What are the Board recommendations regarding each of the Reorganizations?	4
What will happen if shareholders approve the Plan?	4
What is the anticipated timing of the Reorganizations?	4
What are the costs of the Reorganizations?	4
How will the Reorganizations affect Fund fees and expenses?	5
What will happen to the account balance held under my Policy in the Acquired Fund?	5
What happens if a Reorganization is not approved?	5
How will shareholder voting be handled?	5
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	6
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	6
What is the historical portfolio turnover of each of the Funds?	21
INFORMATION ABOUT THE FUNDS	22
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	22
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	24
What are the general tax consequences of the Reorganizations?	25
Who manages the Funds?	25
How do the performance records of the Funds compare?	27
Where can I find more financial information about the Funds?	31
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	32
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION	33
REASONS FOR THE REORGANIZATIONS	38
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	40
How will the Reorganizations be carried out?	40
Who will pay the expenses of the Reorganization?	40
What are the tax consequences of each Reorganization?	40
What should I know about shares of the Acquired Funds and Acquiring Funds?	43
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	44
Do the Trustees and Officers own shares of the Funds?	46
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	46
VOTING INFORMATION	46
How many votes are necessary to approve the Plan?	47
May I revoke my proxy?	48
What other matters will be voted upon at the Meeting?	48
Who is entitled to vote?	48
How will proxies be solicited?	49
Are there dissenters’ rights?	49
MORE INFORMATION ABOUT THE FUNDS	49
EXHIBITS TO PROXY STATEMENT/PROSPECTUS	52

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DELAWARE VIP GLOBAL EQUITY
DELAWARE VIP® INTERNATIONAL SERIES

100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

PROXY STATEMENT/PROSPECTUS

Dated February 27, 2024

Acquisition of the Assets of:
DELAWARE VIP GLOBAL EQUITY (a series of Ivy Variable Insurance Portfolios)
By and in exchange for shares of:
DELAWARE IVY VIP GLOBAL GROWTH (a series of Ivy Variable Insurance Portfolios)

Acquisition of the Assets of:
DELAWARE VIP INTERNATIONAL SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY (a series of Ivy Variable Insurance Portfolios)

This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of Delaware VIP Global Equity and Delaware VIP International Series (each, an “Acquired Fund”). Each Acquired Fund is a series of the Acquired Trust listed above (each, an “Acquired Trust” and together, the “Acquired Trusts”). At the Meeting, shareholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”). The Meeting is being called for the following purposes:

For Delaware VIP Global Equity shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware VIP Global Equity and Delaware Ivy VIP Global Growth, that provides for: (i) the acquisition of substantially all of the assets of Delaware VIP Global Equity by Delaware Ivy VIP Global Growth in exchange solely for shares of Delaware Ivy VIP Global Growth; (ii) the distribution of such shares to the shareholders of Delaware VIP Global Equity; and (iii) the complete liquidation and dissolution of Delaware VIP Global Equity.
For Delaware VIP International Series shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware VIP International Series and Delaware Ivy VIP International Core Equity, that provides for: (i) the acquisition of substantially all of the assets of Delaware VIP International Series by Delaware Ivy VIP International Core Equity in exchange solely for shares of Delaware Ivy VIP International Core Equity; (ii) the distribution of such shares to the shareholders of Delaware VIP International Series; and (iii) the complete liquidation and dissolution of Delaware VIP International Series.
To transact such other business as may properly come before the Meeting.

Each of the Acquired Funds will be reorganized into its corresponding Fund as indicated below (each, an “Acquiring Fund”), on or about April 26 , 2024 (“Reorganization Date”).

Acquired Funds	Acquiring Funds
Delaware VIP Global Equity, a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth * , a series of Ivy Variable Insurance Portfolios
Delaware VIP International Series, a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity ** , a series of Ivy Variable Insurance Portfolios

* To be renamed Macquarie VIP Global Growth Series on or about May 1, 2024.
** To be renamed Macquarie VIP International Core Equity Series on or about May 1, 2024.

When discussing an Acquired Fund, Ivy Variable Insurance Portfolios and Delaware VIP Trust are each referred to individually as an “Acquired Trust” and together as the “Acquired Trusts.” When discussing an Acquiring Fund, Ivy Variable Insurance Portfolios is referred to the “Acquiring Trust.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

Each Acquired Trust sells its shares only to the separate accounts of certain select insurance companies (“Participating Insurance Companies”) to fund certain variable life insurance policies and variable annuity contracts (“Policies”).  These shares are currently sold only to variable life insurance separate accounts and variable annuity separate accounts (collectively referred to as the “Variable Accounts”) as a funding vehicle for the Policies offered by the Variable Accounts of Participating Insurance Companies. Each of the Variable Accounts has a sub-account (“Sub-Account”), the assets of which are invested in shares of the Acquired Funds.

Owners of the Policies issued by each Participating Insurance Company (“Policyowners”) who select a portfolio for investment through a Variable Account have a beneficial interest in an Acquired Fund, but do not invest directly in or hold shares of an Acquired Fund. The Participating Insurance Company that uses an Acquired Fund as an investment option is, in most cases, the actual shareholder of the Acquired Fund and, as the legal owner of the Acquired Fund’s shares, has voting power with respect to the shares.  Each Participating Insurance company is the legal owner of all Acquired Fund shares held by the Variable Accounts of that Participating Insurance Company. In accordance with its view of applicable law, each Participating Insurance Company is soliciting voting instructions from its Policyowners with respect to all matters to be acted upon at the Meeting. The Policyowners permitted to give instructions for the Acquired Funds and the number of Fund shares for which instructions may be given will be determined as of the Record Date for the Meeting.

For purposes of this Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Policyowners and to Variable Accounts and Participating Insurance Companies, as direct owners of shares of the Acquired Funds, and any other direct shareholders of the Acquired Funds, unless the context otherwise requires.

If an Acquired Fund’s shareholders vote to approve the Plan: (i) all of the property, assets, and goodwill (Assets) of the Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) the Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, the Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of each Acquired Trust and Acquiring Trust (each, a “Board” and together, the “Boards”) have approved the Plan and each Reorganization. Pursuant to the Plan, holders of Class II, Service and Standard Class shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value (“NAV”) of Class I or Class II shares of the corresponding Acquiring Fund. This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on the Reorganization Date. Each Acquiring Fund will be the accounting survivor of the related Reorganization.
Each Acquiring Fund is a diversified series of the Acquiring Trust, while each Acquired Fund is classified as “non-diversified.” Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the investment advisor for the Funds.

This Proxy Statement/Prospectus sets forth the information that you should know about the Reorganizations. You should retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information (“SAI”)

dated February 27, 2024 , relating to this Proxy Statement/Prospectus, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (“Acquiring Fund Prospectuses”) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (“Acquired Fund Prospectuses”) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware VIP Global Equity – dated May 1, 2023 (1933 Act File No. 033-45961)	Delaware Ivy VIP Global Growth – dated May 1, 2023 (1933 Act File No. 033-45961)
Delaware VIP International Series – dated May 1, 2023 (1933 Act File No. 033-14363)	Delaware Ivy VIP International Core Equity – dated May 1, 2023 (1933 Act File No. 033-45961)

You can request a free copy of any of the Funds’ Prospectuses, SAIs, Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on January 16, 2024, the Boards, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

What am I being asked to vote upon?
If you are a shareholder of an Acquired Fund, you are being asked to consider and approve, and if you are a Policyowner with shares of an Acquired Fund attributable to your Variable Account, you are being asked to consider and provide voting instructions to approve, the Plan between the Acquired Fund and its corresponding Acquiring Fund. Each Acquired Fund is sold only to Variable Accounts of various Participating Insurance Companies to fund the benefits of Sub-Accounts. Policyowners are not the shareholders of the Acquired Funds. Rather, the Participating Insurance Companies and their Variable Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Policyowners and each Participating Insurance Company will offer Policyowners the opportunity to instruct it as to how it should vote shares of the Acquired Fund attributable to such Policyowner’s Policy on the proposal to be considered at the Meeting.

Each Acquired Trust and the Acquiring Trust are organized as Delaware statutory trusts. The rights of the shareholders of Ivy Variable Insurance Portfolios are identical, and the rights of shareholders of the Delaware VIP Trust are materially similar with certain exceptions as noted in Exhibit C to this Proxy Statement/Prospectus. Each Plan provides that: (i) all of the property, assets, and goodwill (“Assets”) of the applicable Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) the Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.

According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. Each Reorganization constitutes a separate reorganization, and no Reorganization is contingent upon the approval of any other Reorganization. Each Reorganization was proposed by Management and approved by each Acquired Trust’s Board. Management proposed each Reorganization in consideration of portfolio characteristics, similarities in investment approach, overlap of portfolio holdings and shared portfolio management teams, among other considerations, as applicable for each Reorganization.

What are the Board recommendations regarding each of the Reorganizations?
For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board of the Acquiring Trust and each Acquired Trust, on behalf of its respective Fund, has determined that the Reorganization is in the best interests of the respective Fund and its shareholders. The Board of each Acquired Trust and the Acquiring Trust, on behalf of its respective Fund, has also determined that the interests of the existing shareholders of such Fund will not be diluted as a result of the applicable Reorganization, based upon information provided to the Board. In making these determinations, the Board of each Fund noted the recommendation of DMC, the Funds’ investment manager, and considered the following, among other factors: (i) each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, similar principal investment strategies and principal risks, and similar fundamental investment restrictions, except that (a) each Acquired Fund is classified as “non-diversified” and each Acquiring Fund is classified as “diversified, and (b) each Acquired Fund shall concentrate its investments in the consumer staples sector, while each Acquiring Fund has a policy not to concentrate its investments in any one industry; (ii) each Acquiring Fund and its corresponding Acquired Fund have similar portfolio management teams; (iii) each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with each Reorganization; (iv) while some Acquiring Fund classes will experience a higher gross expense ratio following the Reorganization, each Acquiring Fund’s overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations, after taking into account applicable expense limitation arrangements in place for one year from the closing of the Reorganization; (v) each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and get closer to breakpoints in the management fee schedules; (vi) the reduced number of substantially similar Funds should benefit distribution efforts; (vii) the short- and long-term performance of the Funds; (viii) the assets under management of each Fund (e.g., smaller Fund going into larger Fund) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations; and (ix) each Reorganization will be structured so it qualifies as a tax-free reorganization.

What will happen if shareholders approve the Plan?
If approved by Acquired Fund shareholders, each Reorganization will result in your Acquired Fund shares being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund. In particular, shareholders of each Acquired Fund will receive the equivalent aggregate NAV of Class I or Class II shares of the corresponding Acquiring Fund, if applicable. Following the Reorganization, you will hold through your variable life insurance policy or variable annuity contract shares of the applicable Acquiring Fund and will cease to hold through such policy or contract shares of the Acquired Fund.

This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on or around April 26 , 2024 (“Closing Date”).

What is the anticipated timing of the Reorganizations?
The Meeting is scheduled to occur on March 25 , 2024.  If the necessary shareholder approval is obtained for a Reorganization, the Reorganization is expected to be completed on or around April 26 , 2024.

What are the costs of the Reorganizations?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Proxy Statement/Prospectus, are anticipated to be approximately $111,114-$151,142. The total costs of the Reorganizations, as detailed in the table below, will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganizations for other Delaware Funds that are not referenced in this Proxy Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Each reorganization described herein is a separate transaction, and no reorganization is contingent upon the shareholder approval (if applicable) of any other reorganization described herein.

Estimated Expense Amount / Split	Total	bps	Total	bps
Total Estimated Costs	$ 111,114		$ 151,142
Delaware Management Company (DMC)	$ 37,038		$ 50,381
Acquired Funds:
Delaware VIP Global Equity	$ 2,974	0.008%	$ 4,045	0.010%
Delaware VIP International Series	$ 13,111	0.008%	$ 17,835	0.010%
Total Acquired Funds	$ 16,085	0.008%	$ 21,879	0.010%
Acquiring Funds:
Delaware Ivy VIP Global Growth	$ 9,204	0.008%	$ 12,520	0.010%
Delaware Ivy VIP International Core Equity	$ 48,787	0.008%	$ 66,362	0.010%
Total Acquiring Funds	$ 57,991	0.008%	$ 78,882	0.010%

How will the Reorganizations affect Fund fees and expenses?
Each Acquiring Fund’s management fee rate is higher than the corresponding Acquired Fund’s management fee rate at current asset levels. However, while some Acquiring Fund classes will experience a higher gross expense ratio following the Reorganization, after the application of any expense limitation agreements, which will be in place for one year from the closing of the Reorganization, the net expense ratio of each Acquiring Fund is expected to be equal to or lower than the net expense ratio of the corresponding Acquired Fund following the Reorganization.

What will happen to the account balance held under my Policy in the Acquired Fund?
There will be no change in value. Upon approval and completion of a Reorganization, shares of the Acquired Fund will be exchanged for shares of the Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Policy will be credited with the corresponding Acquiring Fund shares whose aggregate value at the time of issuance will equal the aggregate value of Acquired Fund shares held under your Policy on that date.

What happens if a Reorganization is not approved?
If a Reorganization is not approved by the applicable Acquired Fund’s shareholders or does not close for any other reason, such shareholders will remain shareholders of the Acquired Fund, and the Acquired Fund will continue to operate. The Acquired Fund’s Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation of the Acquired Fund. Each Reorganization is not contingent upon the consummation of any other Reorganization.

How will shareholder voting be handled?
Shareholders who own shares of an Acquired Fund at the close of business on the Record Date will be entitled to vote at the Meeting, and will be entitled to: for Delaware VIP International Series, one vote for each full share and a proportionate fractional vote for each fractional share that they hold, and for Delaware VIP Global Equity, one vote for each dollar of net asset value (number of shares owned times net asset value per share), and a proportionate fractional vote for each fractional dollar amount, of the Fund that they hold.  Approval of a Reorganization requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of an Acquired Fund; or (ii) 67% or more of the outstanding shares of the Acquired Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy (“1940 Act Majority Vote”).  EQ Fund Solutions (“EQ”) has been retained by the Acquired Funds to solicit, collect, and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may cast your vote by completing, signing and mailing the enclosed proxy card/voting instruction form, by calling the number on the enclosed proxy card/voting instruction form, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote at the Meeting via live webstream.

The Meeting will be conducted exclusively via live webstream. Any shareholder wishing to participate in the Meeting virtually can do so. If you were a record holder of Acquired Fund shares as of the Record Date, please send an email to the Acquired Fund’s proxy solicitor, EQ, at attendameeting@equiniti.com no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email. EQ will then email you the credentials to the live webstream and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting , you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund’s name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials for the live webstream and instructions for voting during the Meeting. The live webstream credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call EQ at (866) 721-1324. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (866) 721-1324.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Proxy Statement/Prospectus.

THE BOARD OF EACH ACQUIRED TRUST, ON BEHALF OF ITS RESPECTIVE ACQUIRED FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN FOR SUCH ACQUIRED FUND.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval.

Delaware VIP Global Equity (Acquired Fund)	Delaware Ivy VIP Global Growth (Acquiring Fund)
What is the Fund’s investment objective? Delaware VIP Global Equity seeks to provide total return through a combination of current income and capital appreciation.	What is the Fund’s investment objective? Delaware Ivy VIP Global Growth seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “nondiversified,” while the Acquiring Fund is classified as “diversified.”

Both Funds seek to achieve their respective investment objectives by investing in equity securities of domestic and foreign companies. Both Funds invest primarily in large-capitalization companies (the Acquiring Fund typically defines such companies as those with market capitalizations of at least $10 billion at the time of acquisition), but may invest in companies of any size. Both Funds primarily invest in issuers in developed countries, but may also invest in emerging markets securities. The Acquired Fund limits in investments in emerging markets securities to 20% its net assets.

Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in equity securities. The Acquiring Fund does not have a minimum percentage investment in equity securities, but also invests primarily in equity securities. Under normal circumstances, each Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities, or securities of non-US issuers. The Acquired Fund may invest up to 100% of its total assets in foreign securities, while the Acquiring Fund may invest up to 80% of its total assets in such securities, including securities denominated in currencies other than the US dollar.

The Acquired Fund focuses its investments in the consumer staples industry, while the Acquiring Fund invests in a variety of sectors and industries. The Acquiring Fund typically holds a limited number of stocks (generally 50 to 70).

Both Funds use a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Acquired Fund focuses on companies the Manager believes will be able to generate a reasonable level of current income for investors given current market conditions, that demonstrate favorable prospects for total return, and that have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. The Acquiring Fund focuses on companies that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. As an overlay to its bottom-up analysis for each Fund, the Manager may consider factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.

The Acquired Fund and Acquiring Fund look at similar characteristics when selecting securities, such as the company’s earnings power and cash flow and the sustainability of its business and its competitive position, but each Fund’s Manager also considers other factors when evaluating potential Fund investments. Both Funds generally use the same type of analysis used in buying securities as they do in selling securities.

Delaware VIP Global Equity (Acquired Fund)	Delaware Ivy VIP Global Growth (Acquiring Fund)
What are the Fund’s principal investment strategies? Delaware VIP Global Equity seeks to achieve its objective by investing in equity securities that are	What are the Fund’s principal investment strategies? Delaware Ivy VIP Global Growth seeks to achieve its objective by investing primarily in common issued by companies of any size located largely in developed markets around the world that Delaware Management Company (Manager) believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Portfolio focuses on companies that the Manager believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. The Portfolio is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities. Although the Portfolio invests primarily in large-capitalization companies, it may invest in companies of any size. Under normal circumstances, the Portfolio invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers. The Portfolio may invest in US and non-US issuers, including issuers located in emerging market countries, and may invest up to 100% of its total assets in foreign securities. The Portfolio may invest up to 20% of its net assets in emerging markets securities. The Portfolio will focus its investments in the consumer staples industry. The consumer staples industry consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail.

In selecting securities for the Portfolio, the Manager uses a company-specific stock selection process. The Manager seeks to identify higher-quality companies that it believes are reasonably valued, have a strong likelihood of maintaining and/or growing their dividends, and have a relatively stable to improving fundamental outlook, relative to market expectations.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt, and relative margin instability. Mispricings occur when shorter-term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long-term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, the ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and the ability to gain market share from competitors. Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality, and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

As an overlay to its bottom-up analysis, the Manager may consider factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Portfolio’s holding in that stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth, and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Portfolio primarily invests in issuers of developed countries, including the US, although the Portfolio has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Portfolio primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Portfolio invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Portfolio may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Portfolio typically holds a limited number of stocks (generally 50 to 70).

The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.

Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Large-capitalization company risk, Foreign risk, Currency risk, Emerging markets risk, Industry and sector risk, Liquidity risk, Limited number of securities risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Value stock risk, Small- and mid-market capitalization company risk, Consumer staples sector risk, Concentration risk, and Nondiversification risk. The Acquiring Fund is also subject to Growth stock risk and Information technology sector risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Large-capitalization company risk	Large-capitalization company risk
Foreign risk	Foreign risk
Currency risk	Currency risk
Value stock risk
Small- and mid-market capitalization company risk
Emerging markets risk	Emerging markets risk
Industry and sector risk	Industry and sector risk
Consumer staples sector risk
Concentration risk
Nondiversification risk
Liquidity risk	Liquidity risk
Limited number of securities risk	Limited number of securities risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Growth stock risk
Information technology sector risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large-capitalization company risk. (Acquired Fund and Acquiring Fund) Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Currency risk. (Acquired Fund and Acquiring Fund) The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Value stock risk. (Acquired Fund) The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Small- and mid-market capitalization company risk. (Acquired Fund) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Emerging markets risk. (Acquired Fund and Acquiring Fund) The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Industry and sector risk. (Acquired Fund and Acquiring Fund) The risk that the value of securities in a particular industry or sector (such as information technology or consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk. (Acquired Fund) Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Concentration risk. (Acquired Fund) The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it is more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Nondiversification risk. (Acquired Fund) A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Limited number of securities risk. (Acquired Fund and Acquiring Fund) The possibility that a single security’s increase or decrease in value may have a greater impact on a Fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a Fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Growth stock risk. (Acquiring Fund) Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Information technology sector risk. (Acquiring Fund) The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see the Funds’ SAI.

For both Funds, an investment policy or restriction that states a maximum percentage of the Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware VIP Global Equity (Acquired Fund)	Delaware Ivy VIP Global Growth (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? 1. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and	What are the Fund’s fundamental investment restrictions? 1. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable regulations thereunder and any applicable exemptive relief.

2. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Under normal market conditions, the Fund may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

For purposes of the Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policy on concentration, the Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, exemptive relief.

2. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its total assets in securities of issuers in any one industry.

For purposes of the Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

5. The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

7. The Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

classified according to the underlying assets securing such securities.

5. The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

7. The Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to identical investment restrictions, which are considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval as follows:

1. Investment in other investment companies:

Both Funds may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, except that a Fund in which a Pathfinder Portfolio or a Managed Volatility Portfolio (as defined in each Fund’s SAI) invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

2. Investment in illiquid securities:

Both Funds may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt:

Both Funds do not currently intend to invest more than 10% of its total assets in non-investment grade debt securities.

4. Investment in Financial Instruments:

Both Funds may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

5. Diversification:

Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval.

Delaware VIP International Series (Acquired Fund)	Delaware Ivy VIP International Core Equity (Acquiring Fund)
What is the Fund’s investment objective? Delaware VIP International Series seeks long-term capital growth.	What is the Fund’s investment objective? Delaware Ivy VIP International Core Equity seeks to provide capital growth and appreciation.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “nondiversified”, while the Acquiring Fund is classified as “diversified”.

Both Funds invest primarily in equity securities, including common stocks, of non-U.S. companies.  The Acquired Fund seeks to achieve its objective by primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Acquiring Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, while the Acquired Fund does not have such a minimum percentage investment but in equity securities, but also invests primarily in equity securities. The Acquired Fund also may hold significant investments in a specific market sector, including the consumer staples sector.

To a limited degree, the Acquired Fund may also invest in companies based in the United States. The Acquired Fund may invest in securities issued in any currency and may hold foreign currency. Each Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Acquiring Fund may invest up to 100% of its total assets in foreign securities. To determine the location of an issuer, the Acquired Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business, while the Acquiring Fund will generally designate the country of an issuer as its country of domicile, as indicated by a third-party source. However, the Acquiring Fund designate a country other than the issuer’s country of domicile if (i) the issuer derived at least 50% of its revenues or profits in a country other than the country of domicile; (ii) the issuer has at least 50% of its assets in a country other than the country of domicile; or (iii) the issuer's stock (security) principally is traded (based on total volume traded) in a country other than the country of domicile, provided the issuer does not have more than 50% of its revenues/profits or assets sourced in a single country.

In an effort to manage foreign currency exposure, the Acquiring Fund may use forward contracts to either increase or decrease exposure to a given currency. The Acquired Fund may use written options on individual equity securities to enhance returns.

Both Funds use a bottom-up, research-driven stock selection process. The Acquired Fund aims to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power, while the Acquiring Fund utilizes a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world.

Delaware VIP International Series (Acquired Fund)	Delaware Ivy VIP International Core Equity (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Series’ investment in emerging market companies will not exceed the greater of (a) 35% of the Series’ net assets or (b) the weight of emerging markets in the Series’ benchmark index, the MSCI ACWI ex USA Index. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock’s price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

What are the Fund’s principal investment strategies?

Delaware Ivy VIP International Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Portfolio’s investment in emerging market companies will not exceed the greater of (a) 35% of the Portfolio’s net assets or (b) the weight of emerging markets in the Portfolio’s benchmark index, the MSCI ACWI ex USA Index. The Portfolio also may invest in depositary receipts of foreign issuers.

The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Portfolio primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Portfolio may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company’s earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation.  A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further.  Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

exposure, the Portfolio may use forward contracts to either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Currency risk, Geographic focus risk, Foreign and emerging markets risks, Liquidity risk, Derivatives risk, Foreign currency exchange transactions and forward foreign currency contracts risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Industry and sector risk, Consumer staples sector risk, Nondiversification risk, Foreign and emerging markets risk, and Limited number of securities risk. Additionally, the Acquiring Fund’s Prospectus discloses that the Fund’s investments will be subject to Large-capitalization company risk, which is related to the market risk applicable to both Funds. The Acquiring Fund’s Prospectus also discloses that the Fund’s investments will be subject to Value stock risk, to which the Acquired Fund’s investments are also subject given the portfolio managers’ investment philosophy. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Industry and sector security risk
Consumer staples sector risk
Nondiversification risk
Foreign and emerging markets risk	Foreign risk; emerging markets risk
Geographic focus risk	Geographic focus risk
Limited number of securities risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Derivatives risk	Derivatives risk
Currency risk	Currency risk
Foreign currency exchange transactions and forward foreign currency contracts risk	Foreign currency exchange transactions and forward foreign currency contracts risk
Value stock risk
Large-capitalization company risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk. (Acquired Fund) The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk. (Acquired Fund) Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk. (Acquired Fund) A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk. (Acquired Fund) The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk. (Acquired Fund and Acquiring Fund) The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Limited number of securities risk. (Acquired Fund) The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk. (Acquiring Fund and Acquired Fund) The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Currency risk. (Acquired Fund and Acquiring Fund) The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Emerging markets risk. (Acquiring Fund and Acquired Fund) The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Value stock risk. (Acquiring Fund) The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Large-capitalization company risk. (Acquiring Fund) Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Foreign currency exchange transactions and forward foreign currency contracts risk. (Acquired Fund and Acquiring Fund) The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquired Fund apply at the time of purchase of securities.

For the Acquiring Fund, an investment policy or restriction that states a maximum percentage of the Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware VIP International Series (Acquired Fund)	Delaware Ivy VIP International Core Equity (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?

The Fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

What are the Fund’s fundamental investment restrictions?

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For purposes of the Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval:

1. Investment in other investment companies:

The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, except that a Fund in which a Pathfinder Portfolio or a Managed Volatility Portfolio (as defined in each Fund’s SAI) invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

2. Investment in illiquid securities:

The Acquired Fund may not invest more than 10% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment. The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt:

The Acquiring Fund does not currently intend to invest more than 10% of its total assets in non-investment grade debt securities.

4. Investment in Financial Instruments:

Both Funds may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

5. Diversification:

Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

6. Concentration:

For purposes of the Acquired Fund’s concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying the Acquired Fund’s fundamental policy concerning concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of nonfundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, insurance, insurance companies, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) the technology sector will be divided into various sub-categories (e.g., computers, internet, software, semiconductors, software, and telecommunication services). In addition, in applying its policy on concentration, the Acquired Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

7. Other Current Restrictions:

The Acquired Fund has been advised by the staff of the SEC that it is the staff’s position, under the 1940 Act, that a Series may invest (a) no more than 10% of its assets in the aggregate in certain collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

What is the historical portfolio turnover of each of the Funds?
The following tables show each Fund’s portfolio turnover rates for the past two fiscal years:

Fund	Portfolio Turnover Rate
Delaware VIP Global Equity (Acquired Fund)
Fiscal year ended 12/31/23	84%
Fiscal year ended 12/31/22	47%
Delaware Ivy VIP Global Growth (Acquiring Fund)
Fiscal year ended 12/31/23	45%
Fiscal year ended 12/31/22	72%

Delaware VIP International Series (Acquired Fund)
Fiscal year ended 12/31/23	108%
Fiscal year ended 12/31/22	29%
Delaware Ivy VIP International Core Equity (Acquiring Fund)
Fiscal year ended 12/31/23	53%
Fiscal year ended 12/31/22	63%

Portfolio turnover may generate realized capital gains. Management believes this risk to be extremely low as each Acquiring Fund holds substantially the same securities as the applicable corresponding Acquired Fund. Therefore, it is anticipated that any repositioning of Acquired Fund assets prior to the Reorganization and associated portfolio turnover and portfolio transaction costs will be de minimis. Accordingly, management believes the risk of generating realized capital gains due to portfolio turnover in connection with the Reorganization to be extremely low.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
After factoring in applicable expense waivers, it is anticipated that each Acquired Fund shareholder will pay the same or lower annual fund expenses as Acquiring Fund shareholders after the applicable Reorganization. However, Acquired Fund shareholders will be subject to higher contractual advisory fees of the Acquiring Fund as a result of the Reorganization, which could result in increased total fees and expenses in the future. The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund, depending on the share class you hold.  The pro forma expense ratios show projected estimated expenses anticipated to be charged by the Acquiring Fund shares, assuming the applicable Reorganization is completed, but actual expenses may be greater or less than those shown.  The tables below do not represent the effect of any fees or other expenses assessed in connection with your variable product, and if they did, expenses would be higher. The operating expenses shown for the Fund are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursements	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Delaware VIP Global Equity as of December 31, 2023
Class II into Acquiring Fund Class II	0.70%	0.25%	0.20%	1.15%	(0.11)%[1]	1.04%
Delaware Ivy VIP Global Growth as of December 31, 2023
Class II	0.85%	0.25%	0.16%	1.26%	(0.13)%[2]	1.13%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursements	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Pro Forma Delaware Ivy VIP Global Growth as of April 26, 2024
Class II	0.85%	0.25%	0.15%	1.25%	(0.21)%[3]	1.04%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
2  The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
3  Effective upon the closing of the Reorganization, the Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for a period of one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursements	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Delaware VIP International Series as of December 31, 2023
Standard Class into Acquiring Fund Class I	0.85%	None	0.13%	0.98%	(0.12)%[2]	0.86%
Service Class into Acquiring Fund Class II	0.85%	0.30%	0.13%	1.28%	(0.12)%[1]	1.16%
Delaware Ivy VIP International Core Equity as of December 31, 2023
Class I	0.85%	None	0.07%	0.92%	(0.00)%[2]	0.92%
Class II	0.85%	0.25%	0.07%	1.17%	(0.00)%[3]	1.17%
Pro Forma Delaware Ivy VIP International Core Equity as of April 26, 2024
Class I	0.85%	None	0.07%	0.92%	(0.06)%[3]	0.86%
Class II	0.85%	0.25%	0.07%	1.17%	(0.06)%[3]	1.11%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% of the Fund’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
2  The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
3  Effective upon the closing of the Reorganization, the Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% of the Fund’s average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Any investment advisory fee waiver for the Acquiring Fund after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
Class II	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$106	$354	$622	$1,388
Acquiring Fund	$115	$387	$679	$1,511
Pro forma Acquiring Fund (after the Reorganization)	$106	$376	$666	$1,493

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
Standard Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Standard Class)	$88	$300	$530	$1,190
Acquiring Fund (Class I)	$94	$293	$509	$1,131
Pro forma Acquiring Fund (Class I) (after the Reorganization)	$88	$287	$503	$1,126
Service Class/Class II	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Service Class)	$118	$394	$691	$1,535
Acquiring Fund (Class II)	$119	$372	$644	$1,420
Pro forma Acquiring Fund (Class II) (after the Reorganization)	$113	$366	$638	$1,415

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,” Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, or any federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only. For federal income tax purposes, the Participating Insurance Companies and the Variable Accounts are treated as shareholders of the Target Funds, rather than the Policyowners. In any event, the Reorganizations will not be taxable to Policyowners regardless of the tax status of the Reorganizations so long as the Policies qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or as annuity contracts under Section 72 of the Code. This is because the Policyowners are not taxed currently on income or gains realized under such Policies until such time that the Policyowners draw on their Policies. Policyowners should ask their own tax advisors for more information on their own tax situation. For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA   19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of September 30, 2023, approximately $ 173.7 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Funds’ SAI.  For its services to each Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the Fund’s last fiscal year, as follows:

Fund	Aggregate Fee
Delaware VIP Global Equity (Acquired Fund)	0.70%
Delaware Ivy VIP Global Growth (Acquiring Fund)	0.77%

Delaware VIP International Series (Acquired Fund)	0.74%
Delaware Ivy VIP International Core Equity (Acquiring Fund)	0.85%

A discussion of the basis for the Board’s approval of each Fund’s investment advisory contract is available in the Fund’s annual report for the fiscal year ended December 31, 2023 .

The Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors (as defined below with respect to each Fund). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
The Acquired Fund and Acquiring Fund have the same portfolio managers, Aditya Kapoor, Charles John and Charles (Trey) Schorgl. Mr. Kapoor, Mr. John and Mr. Schorgl are primarily responsible for the day-to-day management of the Acquired Fund and the Acquiring Fund.
Aditya Kapoor, CFA, Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.
Charles John, CFA, Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.
Charles (Trey) Schorgl, CFA, Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
The Acquired Fund and Acquiring Fund have the same portfolio managers, Aditya Kapoor, Charles John and Charles (Trey) Schorgl. Mr. Kapoor, Mr. John and Mr. Schorgl are primary responsible for the day-to-day portfolio management of the Acquired Fund and the Acquiring Fund.
Aditya Kapoor, CFA, Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.
Charles John, CFA, Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.
Charles (Trey) Schorgl, CFA, Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for a Fund, shareholders will receive information about the new sub-advisor within 90 days of the change.

How do the performance records of the Funds compare?
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling (800) 523‑1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
Delaware VIP Global Equity (Acquired Fund)
On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
Effective April 30, 2018, the name of the Fund changed from Ivy VIP Dividend Opportunities to Ivy VIP Global Equity Income, and the Fund changed its investment objective from seeking to provide total return to seeking to provide total return through a combination of current income and capital appreciation. The Fund also changed its investment strategy to invest primarily in equity securities that are issued by companies of any size located largely in developed markets around the world. The Fund’s performance prior to April 30, 2018 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. Effective August 1, 2022, the name of the Fund changed from Delaware Ivy VIP Global Equity Income to Delaware VIP Global Value Equity, and the Fund changed its investment strategy, diversification status and fundamental investment restriction related to industry concentration. Performance prior to August 1, 2022 reflects the Fund’s former investment strategy; its performance may have differed if the Fund’s current strategy had been in place.
Acquired Fund
Calendar year-by-year total return (Class II)

During the periods illustrated in this bar chart, Class II’s highest quarterly return was 16.66% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.82% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2023
	1 year	5 years	10 years
Class II	14.13%	8.50%	5.85%
MSCI ACWI (All Country World Index) Index (net) (reflects no deduction for fees or expenses)*	22.20%	11.72%	7.92%
MSCI World Index (net) (reflects no deduction for fees or expenses)*	23.79%	12.80%	8.60%
* The Fund changed its primary broad-based securities index to the MSCI ACWI Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund’s current investment strategies.

Delaware Ivy VIP Global Growth (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.
In November 2014, the Fund increased its emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Fund’s former international strategy, which did not include significant investments in U.S. companies, and may have differed if the Fund’s current strategy that includes investing globally, including in stocks of U.S. companies, had been in place.
Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

Acquiring Fund
Calendar year-by-year total return (Class II)

During the periods illustrated in this bar chart, Class II’s highest quarterly return was 22.38% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.55% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years
Class II	19.90%	12.10%	7.66%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.92%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses or taxes)	22.81%	12.27%	8.48%

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
Delaware VIP International Series (Service Class) (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Service Class)

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 16.15% for the quarter ended December 31, 2022, and its lowest quarterly return was -12.57% for the quarter ended June 30, 2022.

Average annual total returns for periods ended December 31, 2023

	1 year	Lifetime
Service Class (lifetime: 12/14/20-12/31/23)	13.27%	0.21%
MSCI ACWI (All Country World Index) ex USA Index (net)*	15.62%	3.25%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses, but reflects the deduction of foreign withholding taxes on dividends)	18.24%	4.90%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	18.85%	5.42%
* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund’s current investment strategies.

Delaware VIP International Series (Standard Class) (Acquired Fund)

The Fund adopted the performance of the First Investors Life Series International Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

Acquired Fund
Calendar year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, Standard Class’s highest quarterly return was 16.17% for the quarter ended December 31, 2022, and its lowest quarterly return was -17.00% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years
Standard Class	13.58%	6.08%	4.76%
MSCI ACWI (All Country World Index) ex USA Index (net)*	15.62%	7.08%	3.83%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses, but reflects the deduction of foreign withholding taxes on dividends)	18.24%	8.16%	4.28%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	18.85%	8.69%	4.78%
* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund’s current investment strategies.

Delaware Ivy VIP International Core Equity (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.

Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. Class I shares had not commenced operations as of the date of this filing and therefore performance of Class I shares is not included below.
Acquiring Fund
Calendar year-by-year total return (Class II)

 During the periods illustrated in this bar chart, Class II’s highest quarterly return was 18.89% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.54% for the quarter ended March 31, 2020.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years
Class II	15.65%	7.56%	4.00%
MSCI ACWI (All Country World Index) ex USA (net) (reflects no deduction for fees or expenses)	15.62%	7.08%	3.83%
MSCI ACWI (All Country World Index) ex USA (gross) (reflects no deduction for fees, expenses, or taxes)	16.21%	7.60%	4.32%

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.70% of net assets up to $1 billion 0.65% of net assets over $1 billion and up to $2 billion 0.60% of net assets over $2 billion and up to $3 billion 0.55% of net assets over $3 billion	0.85% of net assets up to $1 billion 0.83% of net assets over $1 billion and up to $2 billion 0.80% of net assets over $2 billion and up to $3 billion 0.76% of net assets over $3 billion

The Acquiring Fund is subject to a higher advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquiring Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization and Acquired Fund shareholders will experience no change in total annual fund operating expenses upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $38.8 million in assets and the Acquiring Fund had approximately $120.0 million in assets.

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATIONAL CORE EQUITY
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion	0.85% of net assets up to $1 billion 0.83% of net assets over $1 billion and up to $2 billion 0.80% of net assets over $2 billion and up to $3 billion 0.76% of net assets over $3 billion

The Acquiring Fund is subject to a higher advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience no change in investment advisory fees at current asset levels. With waivers, it is anticipated that the Acquired Fund and Acquiring Fund shareholders will experience no change or a decrease in total annual fund operating expenses upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $171.0 million in assets and the Acquiring Fund had approximately $636.3 million in assets.

Affiliated Sub-Advisors

The Manager has also entered into Sub-Advisory Agreements on behalf of the Funds with Macquarie Investment Management Global Limited (“MIMGL”), an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to a Fund.

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Investment Management (“MIM”). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Although DMC has principal responsibility for DMC’s portion of Delaware VIP International Series, DMC may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. In the case of each Fund, DMC may seek quantitative support from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC.

During the Funds’ last fiscal year, the Manager did not pay compensation to the Affiliated Sub-Advisor for services rendered under the Sub-Advisory Agreement.

Distribution Services

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010 with respect to Delaware VIP International Series, and a Distribution Agreement dated April 30, 2021 with respect to Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan

Delaware VIP Trust and Ivy Variable Insurance Portfolios have adopted a distribution plan and service plan, respectively, under Rule 12b-1 (each, a “Rule 12b-1 Plan”) of the 1940 Act for Service Class or Class II (to be renamed Service Class on or about May 1, 2024) shares of the Funds, applicable. Although actual distribution expenses may be more or less, Service Class shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Service Class shares of the Fund. In addition, Class II shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class II shares of a Fund. Please refer to the “Investment Manager and Other Service Providers” or “Purchase and Redemption of Shares and Offering Price” section, as applicable, in a Fund’s SAI for additional information.

* * * * *
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION
Share Classes. Delaware VIP International Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees, as discussed above. Each other Fund offers Class II shares.

The 12b-1 plan of Delaware VIP Trust allows such Trust to pay distribution and service fees of up to 0.30% per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. The 12b-1 plan of Ivy Variable Insurance Portfolios allows such Trust to pay distribution fees of up to 0.25% per year to those who sell and distribute Class II shares and provide services to shareholders and contract owners. Since the Rule 12b-1 fees are paid out of the Service Class’s or Class II’s assets, as applicable, on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchase and Redemption Procedures.  There are no differences between each Fund’s procedures with regard to the purchase and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “Purchase and redemption of shares” for the purchase and redemption procedures applicable to the purchases and redemptions of each Fund’s shares.

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Funds with respect to the acquisition or redemption of Fund shares. The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the Funds’ SAI for more information on redemptions-in-kind.

Payments to intermediaries.  The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Funds to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or insurance products that contain the Funds and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about each Trust and its Funds, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Fund shares and the products that include Fund shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Funds), the Funds’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Fund shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the Funds making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Funds’ shares and the products that include Fund shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds’ shares.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm ET), you will pay that day’s closing Fund share price, which is based on the Funds’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price (A “Business Day” is any day that the NYSE is open for business). We reserve the right to reject any purchase order.

We determine the NAV per share for each Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each Fund is calculated by subtracting the liabilities of each Fund from its total assets and dividing the resulting number by the number of shares outstanding for that Fund. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have designated the Manager as the valuation designee, and delegated responsibility for valuing each Fund’s assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Boards and is subject to the Boards’ oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of each Fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Portfolios and their contract owners, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that portfolio. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Funds’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s contract owners. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any Fund may be subject to disruptive trading activity. However, a Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a Fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price.

Any Fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the Fund’s NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, Funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Funds’ ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Funds from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these contract owners or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends annually. The Funds will distribute net realized capital gains, if any, annually following the close of their fiscal year. The Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Funds.
Tax considerations
Shares of the Funds must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.
Please refer to the Funds’ SAIs for more information regarding the tax treatment of the Funds.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.
Certain management considerations
Investments by Fund of Fund and similar investment vehicles
Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies’ investment accounts, may invest in the Funds. From time to time, they may place large purchase or redemption orders with the Funds due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Funds may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

REASONS FOR THE REORGANIZATIONS
Each Acquired Fund and Acquiring Fund share the same Board of Trustees. At a meeting of the Boards of Trustees of the Trusts held on January 16, 2024 (the Board Meeting), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.

 In advance of the Board meetings and at the Board’s August and November 2023 meetings, DMC provided detailed information to the Boards about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders. DMC represented to the Boards that it believes each Reorganization is in the best interest of the relevant Funds and each Reorganization will not result in the dilution of the interests of the shareholders of the relevant Funds.  The Independent Trustees also met separately with their legal counsel.   At and prior to the Board Meeting, DMC provided supplemental information to the Boards in response to requests from the Boards.

Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Boards considered based upon the information described above are outlined below:
1.	Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies, and principal risks and similar fundamental investment restrictions.
2.	Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with each Reorganization.
3.	Each Acquiring Fund and its corresponding Acquired Fund have overlapping members of their portfolio management teams.
4.
While some Acquiring Fund classes will experience a higher gross expense ratio following the Reorganization, each Acquiring Fund’s overall net expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s net expense ratio following the Reorganizations taking into account applicable expense limitation arrangements.

5.	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
6.	The assets under management of each Fund (e.g., smaller Funds going into larger Funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations.
7.
Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and may help the Acquiring Fund reach and/or get closer (as applicable) to breakpoints in the management fee schedules, which will or may (as applicable) allow them to benefit from lower management fees in the future.

8.	Potential increased distribution opportunities due to the increased sizes of the combined Acquiring Funds.
9.	Potential increased distribution attention due to the reduced number of similar Delaware Funds by Macquarie.
10.
Potential other benefits described by DMC to the Boards (including, but not limited to, executing on management’s business strategy for the fund complex, reducing competition between duplicative fund offerings, optimizing the fund complex’s product suite and focusing distribution efforts).

11.
The performance of the Acquiring Fund across various periods is generally favorable as compared to the corresponding Acquired Fund in most cases, with the exception of the Reorganization of Delaware VIP Global Equity into Delaware Ivy VIP Global Growth where the 1-year performance of the Acquired Fund is more favorable.  The portfolio managers primarily responsible for the day-to-day management of the Acquired Funds assumed management of the Acquired Funds effective August 31, 2023. Prior performance is not reflective of the team’s management of the Acquired Funds.

12.	The Reorganizations will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
13.
The total costs of each Reorganization will be split as follows: two thirds paid by the Acquiring Funds and Acquired Funds together, with individual Fund contributions to be assessed based on proportional assets, to ensure that smaller funds are not disadvantaged, and one third by DMC.

14.	Each Reorganization will be effected on a tax-free basis.

The Boards also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds, and the related potential costs and benefits (including, for  example, whether a Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability).  Each Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders because, among other things, they will be invested in a larger fund managed by the same investment team with greater potential to grow its assets.

The Boards also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the respective Closing Date (as defined in the Plan), each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00 pm, ET) on the respective Closing Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed immediately after the finalization of the applicable Fund’s net asset value on the respective Closing Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the respective Closing Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Proxy Statement/Prospectus, are anticipated to be approximately $111,114- $151,142. The total costs of the Reorganizations will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganizations for other Delaware Funds that are not referenced in this Proxy Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Each reorganization described herein is a separate transaction, and no reorganization is contingent upon the shareholder approval (if applicable) of any other reorganization described herein.

What are the tax consequences of each Reorganization?
For federal income tax purposes, the Policyowners are not the shareholders of the Acquired Funds. Rather, the Participating Insurance Companies and their Variable Accounts are the shareholders. Provided that the Policies qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Policyowners regardless of the tax status of the Reorganization. This is because the Policyowners are not taxed currently on income or gains realized under such Policies until such time that the Policyowners draw on their Policies. Thus, the federal income tax considerations discussed below generally do not apply to Policyowners.

The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and each Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the respective Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.  However, in light of the tax-favored status of the shareholders of the Acquiring Funds and the Acquired Funds, which are the Participating Insurance Companies and their Variable Accounts, failure of a Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Policyowners that have selected either Fund as an investment option.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. However, since shares of an Acquired Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Acquired Funds will be exempt from current taxation by shareholders if left to accumulate within such separate account. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the respective Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the applicable Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the respective Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Fund and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:
	Delaware VIP Global Equity as of 12/31/23	Delaware Ivy VIP Global Growth as of 12/31/23
Aggregate Capital Loss Carryovers	$(7,233,850)	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$2,123,880	$27,564,802
Net Assets	$39,343,336	$122,479,007
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware VIP International Series as of 12/31/23	Delaware Ivy VIP International Core Equity as of 12/31/23
Aggregate Capital Loss Carryovers	$(10,044,355)	$0
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$7,581,068	$34,561,389
Net Assets	$175,798,048	$647,568,147
Approximate Annual Limitation for Capital Losses*	None	None

*Based on the long-term tax-exempt rate for ownership changes during December 2023 of 3.81% .  The actual limitation will equal the aggregate NAV of the Acquired Fund on the respective Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the respective Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined Fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined Fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined Fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined Fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware VIP Global Equity	(3.69)% as of 9/30/2023	Delaware Ivy VIP Global Growth	15.94% as of 9/30/2023	11.16%
Delaware VIP International Series	(1.65)% as of 9/30/2023	Delaware Ivy VIP International Core Equity	(0.50)% as of 9/30/2023	(0.74)%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, or any federal taxes other than income taxes, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Funds and Acquiring Funds?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Fund/Classes*	Acquiring Fund/Classes*
Delaware VIP Global Equity ($38.8), a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth ($120.0), a series of Ivy Variable Insurance Portfolios
Class II **	Class II

Acquired Fund/Classes*	Acquiring Fund/Classes*
Delaware VIP International Series ($171.0), a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity ($636.3), a series of Ivy Variable Insurance Portfolios
Standard Class	Class I ***
Service Class	Class II
* Assets under management (“AUM”) as of November 30, 2023 in $ millions.
** To be renamed Service Class on or about May 1, 2024.
*** To be renamed Standard Class on or about May 1, 2024.

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Fund.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  For Delaware VIP Trust, a shareholder meeting may also be called at any time by the Chairman, the President of the Trust, in the absence of the Chairman, or any Vice President or other authorized officer of the Trust, in the absence of the Chairman and the President. For Ivy Variable Insurance Portfolios, special meetings of shareholders may be called by the secretary whenever ordered by the Chairman of the board, the president or by a majority of the Board. Special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.
Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value ($0.001 for Ivy Variable Insurance Portfolios). All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Funds.  Shareholders of Delaware VIP International Series’ Standard Class may not vote on any matter that affects the Service Class’s distribution plan under Rule 12b-1.  Similarly, as a general matter, shareholders of the Service Class of Delaware VIP International Series may vote only on matters affecting their Class, including such Class’s Rule 12b-1 Plan. Except for the foregoing, each share class has the same voting and other rights and preferences as the other classes of Delaware VIP International Series. General expenses of Delaware VIP International Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class’s Rule 12b-1 Plan will be allocated solely to that class.
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE VIP GLOBAL EQUITY INTO DELAWARE IVY VIP GLOBAL GROWTH
The following table sets forth, as of December 31 , 2023, the separate capitalizations of Delaware VIP Global Equity (Acquired Fund) and Delaware Ivy VIP Global Growth (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization [1,2]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (Class II)	$39,343,336.00	$122,479,007.00		$161,822,343.00
Total shares outstanding	8,080,483.000	38,671,815.000	4,330,664.003	51,082,962.003
Net asset value per share	$4.87	$3.17		$3.17

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $2,974 - $4,045 for the Acquired Fund and approximately $9,204 - $12,520 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE VIP INTERNATIONAL SERIES INTO DELAWARE IVY VIP INTERNATONAL CORE EQUITY
The following table sets forth, as of December 31 , 2023, the separate capitalizations of Delaware VIP International Series (Acquired Fund) and Delaware Ivy VIP International Core Equity (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization [1,2]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$175,798,048.00	$647,568,147.00		$823,366,195.00
Total shares outstanding	10,495,818.000	40,097,562.000	389,510.050	50,982,890.050

Standard Class/Class I net assets	$174,513,338.00	$-		$174,513,338.00
Standard Class/Class I shares outstanding	10,418,779.000	-	508,257.412	10,805,779.443
Standard Class/Class I net asset value per share	$16.75	$-		$16.15

Service Class/Class II net assets	$1,284,710.00	$647,568,147.00		$648,852,857.00
Service Class/Class II shares outstanding	77,039.000	40,097,562.000	2,509.607	40,177,110.607
Service Class/Class II net asset value per share	$16.68	$16.15		$16.15

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2]  Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $13,111 - $17,835 for the Acquired Fund and approximately $48,787 - $66,362 for the Acquiring Fund. This estimated information above will change after accounting for such costs.

Do the Trustees and Officers own shares of the Funds?
As of January 31, 2024 , the officers and Trustees of the Acquired Trusts directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of January 31, 2024 , the officers and Trustees of the Acquiring Trust directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of January 31, 2024 , DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE VIP GLOBAL EQUITY CLASS II	MINNESOTA LIFE INSURANCE CO MINNESOTA LIFE WRVA 400 ROBERT ST N SAINT PAUL MN 55101-2099	25.98%
DELAWARE VIP GLOBAL EQUITY CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	29.54%
DELAWARE VIP GLOBAL EQUITY CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	17.61%
DELAWARE VIP GLOBAL EQUITY CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	16.35%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	MINNESOTA LIFE INSURANCE CO INDIVIDUAL ANNUITIES 400 ROBERT ST N SAINT PAUL MN 55101-2099	16.91%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	MINNESOTA LIFE INSURANCE CO INDIVIDUAL LIFE 400 ROBERT ST N SAINT PAUL MN 55101-2099	12.45%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	MINNESOTA LIFE INSURANCE CO MINNESOTA LIFE WRVA 400 ROBERT ST N SAINT PAUL MN 55101-2099	10.93%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.99%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	13.12%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.93%

DELAWARE IVY VIP GLOBAL GROWTH CLASS II	UNITED INVESTORS LIFE ADVANTAGE II PO BOX 10287 BIRMINGHAM AL 35202-0287	12.21%
DELAWARE IVY VIP GLOBAL GROWTH CLASS II	UNITED INVESTORS LIFE VARIABLE UNIVERSAL LIFE (PLUS) PO BOX 10287 BIRMINGHAM AL 35202-0287	8.91%
DELAWARE IVY VIP GROWTH CLASS II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MOD AGGRESS FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	9.67%
DELAWARE IVY VIP GROWTH CLASS II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MOD MANAGED VOL FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	7.02%
DELAWARE IVY VIP GROWTH CLASS II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MODERATE FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH FLOOR PHILADELPHIA PA 19103	6.99%
DELAWARE IVY VIP GROWTH CLASS II	MINNESOTA LIFE INSURANCE CO MINNESOTA LIFE WRVA 400 ROBERT ST N SAINT PAUL MN 55101-2099	5.67%
DELAWARE IVY VIP GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.13%
DELAWARE IVY VIP GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	14.42%
DELAWARE IVY VIP GROWTH CLASS II	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.70%

DELAWARE IVY VIP GROWTH CLASS II	UNITED INVESTORS LIFE ADVANTAGE II PO BOX 10287 BIRMINGHAM AL 35202-0287	17.02%
DELAWARE IVY VIP GROWTH CLASS II	UNITED INVESTORS LIFE VARIABLE UNIVERSAL LIFE (PLUS) PO BOX 10287 BIRMINGHAM AL 35202-0287	7.31%
VIP INTERNATIONAL STANDARD CLASS	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	50.70%
VIP INTERNATIONAL STANDARD CLASS	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	6.21%
VIP INTERNATIONAL STANDARD CLASS	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	8.24%
VIP INTERNATIONAL STANDARD CLASS	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	5.97%
VIP INTERNATIONAL STANDARD CLASS	TIAA CREF LIFE SEPARATE LIFE INSURANCE CO 8500 ANDREW CARNEGIE BLVD # E3/N6 CHARLOTTE NC 28262-8500	24.56%
VIP INTERNATIONAL SERVICE CLASS	GREAT-WEST LIFE & ANNUITY FBO COLI VUL 7 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.22%
VIP INTERNATIONAL SERVICE CLASS	GREAT-WEST LIFE & ANNUITY FBO VARIABLE ANNUITY 2 SMARTTRACK I 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	13.82%
VIP INTERNATIONAL SERVICE CLASS	RIVERSOURCE LIFE INSURANCE CO 707 2ND AVE S ROUTING 5889 MINNEAPOLIS MN 55402	70.63%

VIP INTERNATIONAL SERVICE CLASS	RIVERSOURCE LIFE INSURANCE CO OF NEW YORK 707 2ND AVE S, ROUTING 5889 MINNEAPOLIS MN 55402	6.28%
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY CL II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MOD AGGRESS FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	20.32%
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY CL II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MOD MANAGED VOL FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	13.42%
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY CL II	BANK OF NEW YORK-MELLON CUST IVY FUNDS VIP PATHFINDER MODERATE FUND MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH FLOOR PHILADELPHIA PA 19103	13.20%
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY CL II	MINNESOTA LIFE INSURANCE CO INDIVIDUAL ANNUITIES 400 ROBERT ST N SAINT PAUL MN 55101-2099	10.73%
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY CL II	MINNESOTA LIFE INSURANCE CO INDIVIDUAL LIFE 400 ROBERT ST N SAINT PAUL MN 55101-2099	22.79%

VOTING INFORMATION
We are sending you this Proxy Statement/Prospectus and the enclosed proxy card/voting instruction card because (1) the Board of each Acquired Trust is soliciting proxies from the Participating Insurance Companies and any other direct owners of Acquired Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Acquired Fund attributable to your variable annuity contract or variable life insurance policy at the Meeting and at any adjournments or postponements of the Meeting.

This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Acquired Fund shareholders may vote by attending the Meeting online and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card/voting instruction form or vote by telephone or through a website established for that purpose.

As discussed above, shares of the Acquired Funds are generally offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of the Record Date, shares of the Acquired Funds were held by insurance company separate accounts. Policyowners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). The numbers of votes which a Policyowner has the right to instruct will be calculated separately for each Variable Account. That number will be determined by applying the Policyowner’s percentage interest, if any, in the Sub-Account holding shares of the Acquired Fund to the total number of votes attributable to that Sub-Account. All Acquired Fund shares held by the Variable Accounts of a Participating Insurance Company will be voted in accordance with voting instructions received from its Policyowners. Each Participating Insurance Company will vote Acquired Fund shares attributable to its Policies as to which no timely instructions are received, and any Acquired Fund shares held by that Participating Insurance Company as to which Policyowners have no beneficial interest, in proportion to the voting instructions, including abstentions, which are received with respect to its Policies participating in the Acquired Funds. The effect of such proportional voting is that a small number of Policyowners may determine the outcome of the vote. Policyowners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your insurance company.

How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of each Acquired Fund is required to approve the Plan. Each shareholder of Delaware VIP International Series will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Fund held at the close of business on the Record Date.  Each shareholder of Delaware VIP Global Equity will be entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share), and a proportionate fractional vote for each fractional dollar amount, of the Fund held at the close of business on the Record Date. If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

For Delaware VIP International Series, 33-1/3% of the Fund’s shares present in person or represented by proxy and entitled to vote at the Meeting shall constitute a quorum. For Delaware VIP Global Equity, one-third (1/3) or more of the aggregate number of votes of all shares of the Fund entitled to vote shall be a quorum for the transaction of business at the Meeting.

Under relevant state law and each Acquired Fund’s Agreement and Declaration of Trust or By-Laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under each Acquired Fund’s Agreement and Declaration of Trust or By-Laws, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Acquired Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

The Meeting will be conducted via live webstream. If you were a record holder of Acquired Fund shares as of the Record Date, please email EQ at attendameeting@equiniti.com  no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email.  EQ will then email you the credentials to participate in the Meeting and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00pm ET on March 22, 2024 to register. Please include the Acquired Fund name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting , you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials to participate in the Meeting and instructions for voting during the Meeting.
The live webstream will only be active for the date and time of the Meeting. Please contact EQ at attendameeting@equiniti.com or (866) 721-1324 provided above with any questions regarding access to the Meeting or for technical assistance in accessing the Meeting, and an EQ representative will contact you to answer your questions. Whether or not you plan to participate in the Special Meeting, we urge you to vote and submit your vote in advance of the Meeting. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (866) 721-1324.

If you do not expect to be present at the Meeting via live webstream and wish to vote your shares, please vote your proxy in accordance with the instructions included on the enclosed proxy card(s)/voting instruction form(s). If your proxy is properly returned, shares represented by it will be voted at the Meeting in accordance with your instructions for the proposals. If your proxy is properly executed and returned and no choice is specified on the proxy card(s)/voting instruction form(s) with respect to the proposals, the proxy will be voted “FOR” the Plan for your Acquired Fund and in accordance with the judgment of the persons appointed as proxy upon any other matter that may properly come before the Meeting or adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via live webstream and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via live webstream and vote or legally appoint another proxy to vote on your behalf.

If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting via live webstream and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments or postponements thereof. Attendance by a shareholder at the Meeting via live webstream does not, in itself, revoke a proxy.

May I revoke my proxy?
Insurance companies and their separate accounts are the shareholders of the Acquired Funds. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via live webstream and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via live webstream and vote or legally appoint another proxy to vote on your behalf.

If you are a Policyowner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. You may also attend the Meeting. Policyowners should contact their Participating Insurance Company for further information on how to revoke previously submitted voting instructions, including any applicable deadlines. Please see your Policy prospectus for information on how to contact your Participating Insurance Company.

What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting other than that described in this Proxy Statement/ Prospectus.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of the Manager.

Who is entitled to vote?
Shareholders of record of each Acquired Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each Acquired Fund as of the Record Date:

Acquired Fund	Class	Total Shares
DELAWARE VIP GLOBAL EQUITY	II	7,948,588.726
	Total	7,948,588.726

Acquired Fund	Class	Total Shares
DELAWARE VIP INTERNATIONAL SERIES	SERVICE	85,597.437
DELAWARE VIP INTERNATIONAL SERIES	STANDARD	10,320,571.565
	Total	10,406,169.002
All Acquired Funds	Total	18,354,757.728

How will proxies be solicited?
EQ, a professional proxy solicitation firm (the Solicitor), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $117,000, plus expenses.  The Acquired Funds expect that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Acquired Fund shareholders may be contacted, such as by telephone, mail, or email, if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Acquired Funds believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Proxy Statement/Prospectus.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus.  The Solicitor representative will record the shareholder’s instructions on the proxy card/voting instruction form.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
In addition, certain officers and representatives of the Acquired Funds or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, mail, or email, or personally.
Are there dissenters’ rights?
If the Reorganizations are approved at the Meeting, shareholders of the Acquired Funds will not have the right to dissent and obtain payment of the fair value of their shares because the Acquired Funds’ Agreement and Declaration of Trust and By-Laws do not provide for them. Shareholders of the Acquired Funds, however, will be able to redeem shares of the Acquired Funds at NAV until the respective Closing Date of the Reorganizations.  After the Reorganizations, shareholders may redeem the Acquiring Fund shares.
MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees. Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides Fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides Fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all Funds in the Delaware Funds on a relative NAV basis.

Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.

Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.

Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

More information about the Acquiring Funds and Acquired Funds is included in the following documents. The prospectuses for the Acquiring Funds and Acquired Funds are incorporated herein by reference and considered a part of this Proxy Statement/Prospectus, along with the SAI (relating to this Proxy Statement/Prospectus), each of which have been filed with the SEC:

Fund	Prospectus	SAI	Shareholder Report
Delaware VIP Global Equity (File No. 033-45961)	May 1, 2023 Supplement dated January 17, 2024 Supplement dated August 15, 2023 Supplement dated May 31, 2023	May 1, 2023	Annual Report to Shareholders for the period ended December 31, 2023 Semiannual report to Shareholders for the period ended June 30, 2023
Delaware Ivy VIP Global Growth (File No. 033-45961)	May 1, 2023 Supplement dated January 17, 2024 Supplement dated August 15, 2023 Supplement dated July 5, 2023	May 1, 2023	Annual Report to Shareholders for the period ended December 31, 2023 Semiannual report to Shareholders for the period ended June 30, 2023
Delaware VIP International Series (File No. 033-14363)	May 1, 2023 Supplement dated January 17, 2024 Supplement dated August 15, 2023 Supplement dated May 31, 2023	May 1, 2023	Annual Report to Shareholders for the period ended December 31, 2023 Semiannual report to Shareholders for the period ended June 30, 2023
Delaware Ivy VIP International Core Equity (File No. 033-45961)	May 1, 2023 Supplement dated January 17, 2024 Supplement dated July 5, 2023	May 1, 2023	Annual Report to Shareholders for the period ended December 31, 2023 Semiannual report to Shareholders for the period ended June 30, 2023

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an email to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights
C	Comparison of Shareholder Rights

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2024 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each

Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property that can legally be transferred, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, (i) any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder; and (ii) Assets shall not include any assets or property that cannot be transferred to the Acquiring Fund pursuant to applicable law or regulation.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.
(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are designated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property”

(as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring

Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);

(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the cost of such Reorganization will be paid 1/3 by Management and 2/3 by the applicable Target Fund(s) and Acquiring Fund(s) allocated by total Target and Acquiring Funds’ assets under management.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
THIS AGREEMENT MAY BE TERMINATED AND THE TRANSACTIONS CONTEMPLATED HEREBY MAY BE ABANDONED WITH RESPECT TO ONE OR MORE (OR ALL) REORGANIZATIONS BY MUTUAL AGREEMENT OF THE PARTIES.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Delaware Group Adviser Funds
Delaware Group Equity Funds II
Delaware Group Equity Funds IV
Delaware Group Global & International
  Funds
Delaware Group Income Funds
Delaware Group Limited-Term Government
  Funds
Delaware VIP Trust
Ivy Funds
Ivy Variable Insurance Portfolios
Voyageur Intermediate Tax Free Funds
Voyageur Mutual Funds III
Voyageur Tax Free Funds,
each on behalf of its respective series
   identified on Exhibit A hereto

By:   _________________________________
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust By: _________________________________ Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY		ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY
Group A Info Statement Funds
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R6	Class R6
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group B Proxy Statement Funds
Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy Core Bond Fund, a series of Ivy Funds	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6

Class Y	Class A
Delaware Ivy Accumulative Fund, a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Delaware Select Growth Fund, a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Ivy Value Fund, a series of Ivy Funds	Delaware Value Fund, a series of Delaware Group Equity Funds II
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A

Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Institutional Class	Class I
Class R6	Class R6
Delaware Global Equity Fund II1, a series of Ivy Funds	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y
Delaware International Equity Fund[2], a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy International Fund II3, a series of Ivy Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group C Proxy Statement Funds
Delaware Ivy Government Securities Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds

1 Formerly, Delaware Global Value Equity Fund.
2 Formerly, Delaware International Value Equity Fund.
3 Formerly, Delaware Global Value Equity Fund.

Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Class R6
Group D Proxy Statement Funds
Delaware Tax-Free Minnesota Intermediate Fund, a series of Voyageur Intermediate Tax Free Funds	Delaware Tax-Fee Minnesota Fund, a series of Voyageur Tax Free Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Group E Proxy Statement Funds – VIP Funds
Delaware VIP Global Equity, a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth, a series of Ivy Variable Insurance Portfolios
Class II	Class II
Delaware VIP International Series, a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity, a series of Ivy Variable Insurance Portfolios
Standard Class	Class I
Service Class	Class II

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With the exception of the periods indicated below, the information has been audited by PricewaterhouseCoopers LLP , an independent registered public accounting firm, whose reports, along with each Fund’s financial statements, are included in each Fund’s annual report, which are available upon request by calling 800 523-1918.

Fiscal periods ended prior to December 31, 2021 for Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity, and fiscal periods prior to October 4, 2019 for Delaware VIP International Series were audited by another independent registered public accounting firm. Class I shares of Delaware VIP International Core Equity had not commenced operations as of the date of this Proxy Statement/Prospectus and, therefore, are not included in the financial highlights.

Financial highlights
Delaware VIP Global Equity Class II

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	12/31/23		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.41		$6.89	$6.02	$6.01	$6.89

Income (loss) from investment operations:
Net investment income[1]	0.06		0.06	0.14	0.12	0.16
Net realized and unrealized gain (loss)	0.56		(0.85)	0.87	0.03	1.17
Total from investment operations	0.62		(0.79)	1.01	0.15	1.33

Less dividends and distributions from:
Net investment income	(0.08)		(0.23)	(0.14)	(0.14)	(0.22)
Net realized gain	(0.08)		(1.46)	—	—	(1.99)
Total dividends and distributions	(0.16)		(1.69)	(0.14)	(0.14)	(2.21)

Net asset value, end of period	$4.87		$4.41	$6.89	$6.02	$6.01

Total return[2]	14.13%[3]		(11.32% )	16.97%	3.15%	23.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,343		$228,704	$294 [4]	$315 [4]	$297 [4]
Ratio of expenses to average net assets[5]	1.12%		1.07%	1.01%	1.03%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.15%		1.07%	1.01%	1.03%	1.02%
Ratio of net investment income to average net assets	1.29%		1.30%	2.14%	2.19%	2.52%
Ratio of net investment income to average net assets prior to fees waived	1.26%		1.30%	2.14%	2.19%	2.52%
Portfolio turnover	84%	[6]	47%	109%	73%	39%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

[3]	Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

[6]	The Portfolio's portfolio turnover rate increased substantially during the year ended December 31, 2023 due to a change in the Portfolio's portfolio managers and associated repositioning.

Financial highlights
Delaware Ivy VIP Global Growth Class II

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	12/31/23		12/31/22	12/31/21	12/31/20		12/31/19
Net asset value, beginning of period	$3.33		$4.81	$4.29	$3.58		$8.67

Income (loss) from investment operations:
Net investment income[1]	0.04	[2]	0.01	0.02	—		0.02
Net realized and unrealized gain (loss)	0.53		(0.87)	0.72	0.72		1.45
Total from investment operations	0.57		(0.86)	0.74	0.72		1.47

Less dividends and distributions from:
Net investment income	—	[3]	(0.03)	—	(0.01)		(0.06)
Net realized gain	(0.73)		(0.59)	(0.22)	—		(6.50)
Total dividends and distributions	(0.73)		(0.62)	(0.22)	(0.01)		(6.56)

Net asset value, end of period	$3.17		$3.33	$4.81	$4.29		$3.58

Total return[4]	19.90%	[2]	(17.49% )	17.86%	20.58%		25.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,479		$117,268	$160 [5]	$156	[5]	$148 [5]
Ratio of expenses to average net assets[6]	1.13%		1.13%	1.13%	1.13%		1.13%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%		1.24%	1.18%	1.23%		1.21%
Ratio of net investment income to average net assets	1.28%		0.37%	0.43%	0.06%		0.41%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.15%		0.26%	0.38%	(0.04%	)	0.33%
Portfolio turnover	45%		72%	22%	33%		26%

[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and total return by 0.6%. See Note 1 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

Financial highlights
Delaware VIP International Series Standard Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[1]
Net asset value, beginning of period	$14.94	$19.87	$19.16	$25.00	$22.08

Income (loss) from investment operations:
Net investment income[2]	0.25	0.24	0.26	0.27	0.18
Net realized and unrealized gain (loss)	1.79	(3.53)	1.05	—	4.97
Total from investment operations	2.04	(3.29)	1.31	0.27	5.15

Less dividends and distributions from:
Net investment income	(0.23)	(0.25)	(0.19)	—	(0.19)
Net realized gain	—	(1.39)	(0.41)	(6.11)	(2.04)
Total dividends and distributions	(0.23)	(1.64)	(0.60)	(6.11)	(2.23)

Net asset value, end of period	$16.75	$14.94	$19.87	$19.16	$25.00

Total return[3]	13.58%	(17.34)%	6.87%	7.16%	24.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,513	$171,244	$217,194	$215,577	$166,210
Ratio of expenses to average net assets[4]	0.86%	0.86%	0.90%	0.87%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.98%	0.97%	1.00%	1.04%	0.87%
Ratio of net investment income to average net assets	1.52%	1.49%	1.28%	1.44%	0.75%
Ratio of net investment income to average net assets prior to fees waived	1.40%	1.38%	1.18%	1.27%	0.71%
Portfolio turnover	108%[5]	29%	33%	16%	144%[5]

[1]
On October 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Fund. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.

[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 and 2019 due to a change in the Series’ portfolio managers and associated repositioning.

Financial highlights
Delaware VIP International Series Service Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended			12/14/20[1] to
	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.89	$19.81	$19.15	$18.93

Income (loss) from investment operations:
Net investment income[2]	0.20	0.18	0.20	— [3]
Net realized and unrealized gain (loss)	1.78	(3.51)	1.06	0.22
Total from investment operations	1.98	(3.33)	1.26	0.22

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.19)	—
Net realized gain	-	(1.39)	(0.41)	—
Total dividends and distributions	(0.19)	(1.59)	(0.60)	—

Net asset value, end of period	$16.68	$14.89	$19.81	$19.15

Total return[4]	13.27%	(17.60)%	6.59%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,285	$1,057	$750	$776
Ratio of expenses to average net assets[5]	1.16%	1.16%	1.20%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.28%	1.27%	1.30%	1.33%
Ratio of net investment income to average net assets	1.22%	1.19%	0.98%	0.27%
Ratio of net investment income to average net assets prior to fees waived	1.10%	1.08%	0.88%	0.10%
Portfolio turnover	108%[6]	29%	33%	16%[7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 due to a change in the Series' portfolio managers and associated repositioning.
[7]	Portfolio turnover is representative of the Series for the entire period.

Financial highlights
Delaware Ivy VIP International Core Equity Class II
Class I shares had not commenced operations as of the date of this filing and, therefore, are not included in the financial highlights. Selected data for Class II shares of the Fund outstanding throughout each period were as follows:

	Year ended
	12/31/23	12/31/22		12/31/21		12/31/20		12/31/19
Net asset value, beginning of period	$14.12	$18.47		$16.35		$15.65		$14.66

Income (loss) from investment operations:
Net investment income[1]	0.28	0.28		0.27		0.16		0.29
Net realized and unrealized gain (loss)	1.99	(3.02)		2.04		0.88		2.28
Total from investment operations	2.27	(2.74)		2.31		1.04		2.57

Less dividends and distributions from:
Net investment income	(0.24)	(0.36)		(0.19)		(0.34)		(0.25)
Net realized gain	—	(1.25)		—	[2]	—	[2]	(1.33)
Total dividends and distributions	(0.24)	(1.61)		(0.19)		(0.34)		(1.58)

Capital contributions	—	—	[2,3]	—		—		—

Net asset value, end of period	$16.15	$14.12		$18.47		$16.35		$15.65

Total return[4]	16.20%	(14.72%	)[3,5]	14.18%		7.19%		18.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$647,568	$484,020		$621	[6]	$649	[6]	$699 [6]
Ratio of expenses to average net assets[7]	1.17%	1.18%		1.16%		1.17%		1.16%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.18%		1.16%		1.17%		1.16%
Ratio of net investment income to average net assets	1.86%	1.91%		1.49%		1.10%		1.93%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.91%		1.49%		1.10%		1.93%
Portfolio turnover	53%	63%		81%		82%		69%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Portfolio $20,014 for losses related to a reclaim payment error. Total return for the year ended

December 31, 2022 includes the impact of the capital contribution, which was not material to the total return
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

[5]
Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

Exhibit C

Cumulative Voting: The Declaration of Trust for each Trust provides that there shall be no cumulative voting in the election of trustees (and with respect to Delaware VIP Trust (the “Delaware Trust”) on any other matter).

Share Ownership: The Declaration of Trust for each Trust provides that shares of the Trust shall be divided from time to time and include fractional and whole shares. Any fractional share shall carry proportionately all the rights and obligations of a whole Share of that Fund, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and dissolution of the Trust or that Fund.

Voting Rights of Shareholders: The Declaration of Trust and By-Laws (collectively, the “Charter Documents”) of each Trust provide shareholders, to the extent required by the 1940 Act, with the right to vote on the election of Trustees and on any matters as the Board of Trustees may consider necessary or desirable. The Charter Documents for Ivy Variable Insurance Portfolios allows shareholders to vote with respect to the removal of Trustees; any investment advisory or management contract as provided therein; the amendment of the Declaration of Trust to the extent and as provided therein; certain shareholder voting provisions contained therein; and such additional matters relating to the Trust to the extent required by law or any registration of the Trust with the Commission or any state, or as the Trustees may consider desirable with respect to such additional matters relating to the Trust as may be required. The Charter Documents for the Delaware Trust allows shareholders to vote with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC and on such other matters as the Board of Trustees may consider necessary or desirable.

Removal of Trustees: The Charter Documents of Ivy Variable Insurance Portfolios provide that any Trustee may be removed with or without cause at any meeting of shareholders by a vote of at least two-thirds of the aggregate number of votes to which the shareholders are entitled, determined as provided in the By-Laws. The Charter Documents for the Delaware Trust provide that shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Rights of Shareholders to Call Meetings. The Charter Documents of Ivy Variable Insurance Portfolios provide that special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of the Shareholders owning Shares representing less than a majority of the total combined votes of all Shares of the Trust issued and outstanding to consider any matter that is substantially the same as a matter voted upon at any special meeting of the Shareholders held during the preceding twelve months. The Charter Documents of the Delaware Trust provide that a meeting of shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.

Indemnification. The Charter Documents of the Trusts provide that the officers and Trustees of the Trust shall be indemnified against any and all claims or demands arising out of or related to his or her duties as officer or Trustee of the Trust (subject to the provisions in the By-Laws with respect to the Delaware Trusts). The Charter Documents of the Trusts also state that the officers and Trustees shall not be indemnified against liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. The Charter Documents of the Trusts provide that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of a Trust (or by having been a shareholder of a particular Fund), and not because of such person’s acts or omissions, the shareholder or former shareholder (or, in the case of a natural person, his or her heirs, executors, administrators, or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of the applicable Fund (as the case may be) against all loss and expense arising from such claim or demand.

C-1

Termination/Dissolution. The Charter Documents of each Trust provide that the Trust may be dissolved by vote of the Trustees by written notice to shareholders, without a shareholder vote. The Charter Documents for the Delaware Trust provide that shareholders may dissolve the Trust by a vote of the majority of the shares of the Trust entitled to vote.

Amendments to the Declaration of Trust. The Declaration of Trust for Ivy Variable Insurance Portfolios provides that the Board can amend the Declaration of Trust without shareholder approval; provided, that shareholders shall have the right to vote on any amendment (a) that would affect the voting rights of shareholders granted therein, (b) to the section discussing amendments thereto, (c) required to be approved by shareholders by law or by the Trust’s registration statement(s) filed with the SEC or (d) that is submitted to them by the Trustees in their sole discretion. Any amendment requires the approval of a majority of the Trustees and 70% of the Disinterested Trustees present at a duly called meeting of Trustees (including a meeting by telephonic or other electronic means) at which a quorum is present or by written consent of a majority of Trustees and 70% of the Disinterested Trustees without a meeting. Any amendments that would have the effect of reducing the indemnification and other rights discussed therein provided to Covered Persons of the Trust or to shareholders or former shareholders, and any repeal or amendment of this provision, shall each require the affirmative vote of the holders of two-thirds of the aggregate number of votes to which the shareholders are entitled, determined as provided in the By-Laws. The Declaration of Trust for the Delaware Trust provides that the Board can amend the Declaration of Trust without shareholder approval except where required.

Preemptive or Dissenters Rights. The Charter Documents for Ivy Variable Insurance Portfolios provide that except as otherwise provided by the Trustees, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. The Charter Documents for the Delaware Trust provides that shareholders shall have no preemptive or other right to subscribe to new or additional Shares or other securities issued by the Trust or any Fund.

C-2

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

***VOTER PROFILE*:**

Voter ID: 123456789 Security ID: 123456789
Shares to Vote: ** confidential Household ID: 000000
***please call the phone number below for more information*

***VOTE REGISTERED TO*:**

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(866) 721-1324 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE VIP GLOBAL EQUITY

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 1:30PM, ET and at any and all postponements or adjournments thereof (the “Meeting”), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (866) 721-1324. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/VIP2024.pdf.

DELAWARE VIP GLOBAL EQUITY

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature (and title if applicable) Date

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND ABSENT DIRECTION WILL BE VOTED "FOR" THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED UPON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

This proxy is solicited on behalf of the Board of Trustees.

The Board of Trustees recommends you vote FOR the following:

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789
Shares to Vote: ** confidential Household ID: 000000
***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(866) 721-1324 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE VIP INTERNATIONAL SERIES

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 1:30PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (866) 721-1324. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/VIP2024.pdf.

DELAWARE VIP INTERNATIONAL SERIES

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature (and title if applicable) Date

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND ABSENT DIRECTION WILL BE VOTED "FOR" THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED UPON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

This proxy is solicited on behalf of the Board of Trustees.

The Board of Trustees recommends you vote FOR the following:

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MACQUARIE

VOTING INSTRUCTION CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789
Shares to Vote: ** confidential Household ID: 000000
***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE YOUR VOTING INSTRUCTION CARD *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(866) 721-1324 Toll Free

Vote by mail

Mail your signed and voted voting instruction card back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE VIP GLOBAL EQUITY

INSURANCE COMPANY NAME PRINTS HERE

The undersigned, revoking any previously executed voting instruction cards, hereby directs the above-named insurance company (the "Insurance Company") to vote all shares of Delaware VIP Global Equity, in which the undersigned had an interest as a policy owner on February 14, 2024, at the Special Meeting of Shareholders of the Fund (the "Meeting") to be held via live webstream on March 25, 2024 at 1:30PM, ET and at any adjournments or postponements thereof. Receipt of the related Proxy Statement and accompanying Notice of the Meeting that describes the proposals to be considered and voted on is hereby acknowledged.

If you fail to return this Voting Instruction Card, depending on your separate account, the Insurance Company will vote all shares attributable to your account value in proportion to the votes of policy owners allocating assets to such Fund for which voting instructions have been received.

Shares will be voted in the manner specified in this Voting Instruction Card when properly executed and delivered. If no direction is made when the duly executed Voting Instruction Card is returned, the Insurance Company will vote "FOR" the Proposal.

Do you have questions? If you have any questions about how to vote your voting instruction card or about the Meeting in general, please call toll-free (866) 721-1324. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/VIP2024.pdf.

DELAWARE VIP GLOBAL EQUITY

VOTING INSTRUCTION CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

____

Signature (and title if applicable) Date

____

By signing and dating above, you instruct the Insurance Company to vote shares of the Fund attributable to your policy/account at the Special Meeting and all adjournments thereof. When properly executed, this Voting Instruction Card will be voted as indicated on the reverse side as "FOR" the Proposal if no choice is indicated. The Voting Instruction Card also grants discretionary power to the Insurance Company to vote upon any other matters that may arise at the Special Meeting.

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND THE PROPOSAL (SET FORTH BELOW) HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES. This Voting Instruction Card will be voted as instructed. This Voting Instruction Card may be revoked prior to its exercise by filing with the Insurance Company an instrument revoking this Voting Instruction Card or a duly executed Voting Instruction Card bearing a later date.

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MACQUARIE

VOTING INSTRUCTION CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789

Shares to Vote: ** confidential Household ID: 000000

***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE YOUR VOTING INSTRUCTION CARD *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(866) 721-1324 Toll Free

Vote by mail

Mail your signed and voted voting instruction card back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE VIP INTERNATIONAL SERIES

INSURANCE COMPANY NAME PRINTS HERE

The undersigned, revoking any previously executed voting instruction cards, hereby directs the above-named insurance company (the "Insurance Company") to vote all shares of Delaware VIP International Series, in which the undersigned had an interest as a policy owner on February 14, 2024, at the Special Meeting of Shareholders of the Fund (the "Meeting") to be held via live webstream on March 25, 2024 at 1:30PM, ET and at any adjournments or postponements thereof. Receipt of the related Proxy Statement and accompanying Notice of the Meeting that describes the proposals to be considered and voted on is hereby acknowledged.

If you fail to return this Voting Instruction Card, depending on your separate account, the Insurance Company will vote all shares attributable to your account value in proportion to the votes of policy owners allocating assets to such Fund for which voting instructions have been received.

Shares will be voted in the manner specified in this Voting Instruction Card when properly executed and delivered. If no direction is made when the duly executed Voting Instruction Card is returned, the Insurance Company will vote "FOR" the Proposal.

Do you have questions? If you have any questions about how to vote your voting instruction card or about the Meeting in general, please call toll-free (866) 721-1324. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/VIP2024.pdf.

DELAWARE VIP INTERNATIONAL SERIES

VOTING INSTRUCTION CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature (and title if applicable) Date

By signing and dating above, you instruct the Insurance Company to vote shares of the Series attributable to your policy/account at the Special Meeting and all adjournments thereof. When properly executed, this Voting Instruction Card will be voted as indicated on the reverse side as "FOR" the Proposal if no choice is indicated. The Voting Instruction Card also grants discretionary power to the Insurance Company to vote upon any other matters that may arise at the Special Meeting.

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND THE PROPOSAL (SET FORTH BELOW) HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES. This Voting Instruction Card will be voted as instructed. This Voting Instruction Card may be revoked prior to its exercise by filing with the Insurance Company an instrument revoking this Voting Instruction Card or a duly executed Voting Instruction Card bearing a later date.

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated February 27, 2024

Acquisition of the Assets of:
DELAWARE VIP GLOBAL EQUITY (a series of Ivy Variable Insurance Portfolios)
By and in exchange for shares of:
DELAWARE IVY VIP GLOBAL GROWTH (a series of Ivy Variable Insurance Portfolios)

Acquisition of the Assets of:
DELAWARE VIP INTERNATIONAL SERIES (a series of Delaware VIP Trust)
By and in exchange for shares of:
DELAWARE IVY VIP INTERNATIONAL CORE EQUITY (a series of Ivy Variable Insurance Portfolios)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated February 27, 2024 (the “Proxy Statement/Prospectus”) relating to the reorganizations (each, a “Reorganization” and together, the “Reorganizations”) of each Fund identified below under the heading “Acquired Fund” (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of the respective Acquired Trust identified below under the heading (“Acquired Trust”) (each, an “Acquired Trust” and together, the “Acquired Trusts”), into the corresponding series identified below under the heading “Acquiring Fund” (each, an “Acquiring Fund,” and together, the “Acquiring Funds”), each a series of the respective Acquiring Trust identified below under the heading “Acquiring Trust” (each, an “Acquiring Trust”) and together, the “Acquiring Trusts”).

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware VIP Global Equity	Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth	Ivy Variable Insurance Portfolios
Delaware VIP International Series	Delaware VIP Trust	Delaware Ivy VIP International Core Equity	Ivy Variable Insurance Portfolios

The Proxy Statement/Prospectus relating to the above referenced matter may be obtained without charge from each Acquiring Trust, on behalf of the corresponding Acquiring Fund, and each Acquired Trust, on behalf of the corresponding Acquired Fund, by calling the telephone number above or by writing to the relevant Acquiring Trust or Acquired Trust at: Delaware Funds by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

SUPPLEMENTAL FINANCIAL INFORMATION	4

2

GENERAL INFORMATION
The Boards of Trustees (the “Boards”) of each Acquired Trust and Acquiring Trust, on behalf of their respective series, reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into a corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the respective Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquired Fund and Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the Reorganization of each Acquired Fund into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with a par value of $0.001, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the corresponding Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.
Further information is included in the Proxy Statement/Prospectus and in the documents listed below that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganization, consists of this document and the following described documents, each of which is incorporated by reference herein:

•
Statement of Additional Information dated May 1, 2023, for Delaware VIP Trust (the “Delaware VIP SAI”), with respect to Delaware VIP International Series (filed via EDGAR on April 28, 2023, Accession No. 0001145443-23-000109).

•	Supplement dated August 15, 2023, to the Delaware VIP SAI with respect to Delaware VIP International Series (filed via EDGAR on August 15, 2023, Accession No. 0001137439-23-001004).
•	Supplement dated January 17, 2024, to the Delaware VIP SAI with respect to Delaware VIP International Series (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000403).
•
The audited financial statements and related report of the independent public accounting firm included in the Delaware VIP Trust Annual Report to Shareholders for the fiscal year ended December 31, 2023, with respect to Delaware VIP International Series (filed via EDGAR on February 21, 2024, Accession No. 0001206774-24-000137).

•
Statement of Additional Information dated May 1, 2023, for Ivy Variable Insurance Portfolios (the “Ivy VIP SAI”), with respect to Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity (filed via EDGAR on April 28, 2023, Accession No. 0001145443-23-000110).

•
Supplement dated July 5, 2023, to the Ivy VIP SAI, with respect to Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity (filed via EDGAR on July 5, 2023, Accession No. 0001137439-23-000881).

•
Supplement dated August 15, 2023, to the Ivy VIP SAI, with respect to Delaware VIP Global Equity and Delaware Ivy VIP Global Growth (filed via EDGAR on August 15, 2023, Accession No. 0001137439-23-001002).

3

•	Supplement dated January 17, 2024, to the Ivy VIP SAI, with respect to Delaware VIP Global Equity (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000403).
•
Supplement dated January 17, 2024, to the Ivy VIP SAI, with respect to Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Variable Insurance Portfolios Annual Report to Shareholders for the fiscal year ended December 31, 2023, with respect to Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity (filed via EDGAR on February 20, 2024, Accession No. 0001206774-24-000135).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the “INFORMATION ABOUT THE FUNDS” section of the Proxy Statement/Prospectus.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.

4

PART C
(Ivy Variable Insurance Portfolios)
N-14
File No. 333-276543
Pre-Effective Amendment No. 1
OTHER INFORMATION

Item 15
Indemnification. Reference is made to Article 15 of the Distribution Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021 and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on April 27, 2018, as Exhibit No. EX-99.(a)(6) to Post-Effective Amendment No. 73, each of which provide indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Amended and Restated Agreement and Declaration of Trust (August 16, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.
(i) Amended and Restated Schedule A (July 1, 2021) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) Amended and Restated By-Laws (August 16, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
	(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021.

(b) Executed Investment Advisory Expense Limitation Letter (April 24, 2023) from Delaware Management Company (a series of Macquarie Investment Management

Business Trust) relating to the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
(c)
Executed Sub-Advisory Agreement (April 30, 2021) between Securian Asset Management, Inc. and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Ivy VIP Pathfinder Moderate – Managed Volatility (formerly, Ivy VIP Pathfinder Moderate – Managed Volatility), Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility) and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Conservative – Managed Volatility) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021.

(d)
Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(i)
Executed Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited (Fixed Income) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(e)
Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(i)
Executed Amendment No. 4 (April 3, 2023) to Schedule 1 to Sub-Advisory Agreement) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Delaware Fixed Income Funds) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(f)
Executed Second Amended and Restated Sub-Advisory Agreement (January 2, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG (Active Management Equity Funds) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(i)
Executed Amendment No. 1 (December 21, 2021) to Exhibit A of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG (Active Management Equity Funds) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreement.
(i)
Executed Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the

Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;
(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

		(i)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
		(ii)	Executed Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
		(iii)	Executed Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
		(iv)	Executed Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Service Plan (April 30, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed September 14, 2021.
	(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (April 28, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 70 filed April 28, 2017.
		(i)	Amended and Restated Appendix A (November 5, 2018) to the Rule 18f-3 Multi-Class Plan incorporated into this filing by reference to Post-Effective Amendment No. 78 filed April 30, 2019.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (January 17, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276543) filed January 17, 2024.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Shareholder Services Agreement between Delaware Investments Fund Services Company and the Registrant to be filed by Amendment.
		(i)	Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.
(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(ii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(iii)
Executed Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(iv)
Executed Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 92 filed April 28, 2023.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 86 filed April 29, 2022.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 86 filed April 29, 2022.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 86 filed April 29, 2022.

(iii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 86 filed April 29, 2022.

(iv)
Executed Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
(a)
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware VIP International Series, a series of Delaware VIP Trust, and to Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity, each a series of Ivy Variable Insurance Portfolios, attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
	(a)	Powers of Attorney (January 16, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276543) filed January 17, 2024.
(17)	Any additional exhibits which the Registrant may wish to file; and
(a)
Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (October 2023) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 206 filed January 26, 2024 (Accession No. 0001145443-24-000014).

(b)
Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 180 filed July 28, 2021 (Accession No. 0001145443-21-000333).

	(c)	Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-

Effective Amendment No. 180 filed July 28, 2021 (Accession No. 0001145443-21-000333).
(d)
Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Ivy Funds (File No. 033-45961) Post-Effective Amendment No. 180 filed July 28, 2021 (Accession No. 0001145443-21-000333).

		(e)	Code of Ethics for Securian Asset Management, Inc. (January 1, 2019) incorporated into this filing by reference to Post-Effective Amendment No. 78 filed April 29, 2019.
	(18)	Furnish the following information, in substantially the tabular form indicated, as to each type and class of securities being registered.
Not applicable.
Item 17	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 23rd day of February, 2024.

IVY VARIABLE INSURANCE PORTFOLIOS

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	February 23, 2024
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	February 23, 2024
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	February 23, 2024
Ann D. Borowiec

Joseph W. Chow	*	Trustee	February 23, 2024
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	February 23, 2024
H. Jeffrey Dobbs

John A. Fry	*	Trustee	February 23, 2024
John A. Fry

Joseph Harroz, Jr.	*	Trustee	February 23, 2024
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	February 23, 2024
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	February 23, 2024
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	February 23, 2024
Thomas K. Whitford

Christianna Wood	*	Trustee	February 23, 2024
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	February 23, 2024
Richard Salus		(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Ivy Variable Insurance Portfolios N-14)

Exhibit No.	Exhibit
EX-99.14.a
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware VIP International Series, a series of Delaware VIP Trust, and to Delaware VIP Global Equity, Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity, each a series of Ivy Variable Insurance Portfolios